UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 07/30/2010

Item 1. Reports to Stockholders.

July 30, 2010

Oppenheimer

Limited Term California Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron's/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families.

Source: "Best Mutual-Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron's/Lipper Best Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco—Master Settlement Agreement	15.0%
Special Tax	11.4
Hospital/Health Care	10.4
Single Family Housing	10.2
Marine/Aviation Facilities	7.3
Municipal Leases	7.3
Multi-Family Housing	7.0
General Obligation	5.9
Tax Increment Financing (TIF)	4.6
Electric Utilities	3.7
Portfolio holdings are subject to change. Percentages are as of July 30, 2010, and are based on total assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	5.7%	0.1%	5.8%
AA	10.4	0.1	10.5
A	45.1	0.4	45.5
BBB	20.7	12.9	33.6
BB or lower	1.7	2.9	4.6

Total	83.6%	16.4%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 7/30/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 30, 2010,1 followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.
Management’s Discussion of Fund Performance. During the 12-month period ended July 30, 2010,1 prices in the municipal bond market generally rose, contributing to higher net asset values and highly favorable total returns for Oppenheimer Limited Term California Municipal Fund. In all, the Class A shares produced a total return of 10.02% at net asset value for the reporting period (6.17% with sales charge).1 As of July 30, 2010, the distribution yield of this Fund’s Class A shares was 4.82% at NAV.1
     During the reporting period, Oppenheimer Limited Term California Municipal Fund distributed 15.6 cents per Class A share, including a small amount of taxable income. The Fund’s monthly dividend for Class A shares was increased twice during the 12-month period, rising to 1.35 cents per share, from 1.25 cents per share. Our Fund had the highest distribution yield in the category as of July 31, 2010, according to Lipper Inc., an independent mutual fund rating service.
     Oppenheimer Limited Term California Municipal Fund held about 760 securities as of July 30, 2010. In general this reporting period, default rates on municipal bonds continued to be extremely low relative to the default rates on corporate fixed-income instruments.
     As the charts on pages 16 to 18 show, the Fund’s performance improved this reporting period, which was characterized by credit spread tightening and stronger investor demand. Credit spread tightening is typically more favorable to the sectors and types of securities this Fund favors than it is to the Fund’s benchmark. As spreads tighten, BBB-rated, lower-rated and unrated securities typically outperform other securities. The reverse is also true: widening spreads typically have the greatest negative effect on BBB-rated, lower-rated and unrated securities. We encourage investors to remain focused on their long-term financial objectives for high levels of tax-free income and believe that this Fund’s investments offer structural advantages over the long term.
     The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed

1.	Calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The Index’s return is calculated through July 31, 2010.
12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

tobacco bonds accounted for 15.0% of the Fund’s total assets and comprised the Fund’s largest industry sector.2
     During the reporting period, tobacco bonds made a significant contribution to the Fund’s positive total return. This is notable because it occurred in the face of a 9.3% consumption decline in 2009, the largest one-year decline since the adoption of the MSA in 1998. The 61-cent increase in federal excise taxes passed by Congress in early 2009 was seen by many industry analysts as the leading reason for the decline. As a result, the sector saw many downgrades by the major rating agencies and a flurry of negative articles in the press.
     As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Although price and ratings volatility remain likely over the near term, we continue to believe that carefully researched MSA-backed bonds are fundamentally sound, and we are confident that these bonds will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.
     Oppenheimer Limited Term California Municipal Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 11.4% and 2.2% of the Fund’s total assets, respectively. The Fund’s land development holdings typically offer attractive yields, which in turn can help the Fund generate high levels of tax-free income, as we have seen this reporting period.
     In our opinion, these bonds have several appealing characteristics: their credit ratings typically improve over time, the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. These characteristics give us confidence that most dirt bonds represent good values for our long-time shareholders.
     Tax increment financing (TIF) bonds constituted 4.6% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. With the decline in the real estate market, we have been able to purchase or add to positions at tax-free yields that we believe to be highly attractive. During the reporting period the bonds in this sector made a positive contribution to the Fund’s total return.

2.	Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
     As of July 30, 2010, the Fund was invested in the hospital/health care sector, representing 10.4% of the Fund’s total assets. The overall fundamentals in this sector remained stable this reporting period, contributing to positive results.
     The Fund’s holdings in the single-family and multifamily housing sectors represented 10.2% and 7.0% of the Fund’s total assets, respectively at the end of the reporting period. These securities continued to provide high levels of tax-free income, even as the sectors continued to be volatile. In addition to the continued troubles of the national housing market, Moody’s Investors Service also downgraded the California Housing Finance Agency at the beginning of the reporting period. We believe, however, that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in these housing sectors.
     Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 7.1% of the Fund’s net assets on July 30, 2010. During the reporting period securities issued by Puerto Rico contributed positively to the Fund’s total return. Most of the Fund’s investments involve “creatures of the state”— that is, securities that are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education. In June 2010, the governor and legislative leaders had reached a verbal agreement to balance the budget by trimming $60 million from spending and increasing tax collections. However, as of July 31, 2010, a vote to approve the $9.13 billion budget had not been taken.
     Better fiscal management has helped the Commonwealth significantly reduce pressure on its municipal bonds. A combination of expense freezes, layoffs and other prudent fiscal measures has helped Puerto Rico garner a favorable perception by the rating agencies and investors alike. When the Puerto Rico Sales Tax Financing Corp came to market in January 2010 with $1.8 billion in new debt, the offering was rated A or better by all three national ratings agencies. Additionally, the Commonwealth, its agencies and its financing arm, the Government Development Bank of Puerto Rico, retained their investment-grade ratings from Standard & Poor’s this reporting period. Moody’s, as part of its rating recalibration, assigned the Commonwealth a rating of A3 with a stable outlook. The rating had previously been Baa3 with a stable outlook (Fitch Ratings does not directly rate Puerto Rico’s general obligation debt). We remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.
     The Fund continued to be invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by a security interest in the terminals, maintenance facilities and other on-site projects whose construction they finance. As a result, these bonds offer investors valuable collateral. The holdings in this sector made a positive contribution to the Fund’s total return this reporting period. As of July 30, 2010, 7.3% of the Fund’s total assets were invested in the marine/aviation facilities sector.
14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

     The Fund also held 5.9% in General Obligation bonds as of the end of the reporting period. The difficult fiscal situations that have proven challenging to so many state and local government officials have created fear in the marketplace. As a result, we have been able to acquire General Obligation debt from the State and a variety of local governments within the state of California at attractive tax-free yields. Though fear remains prevalent, the holdings in this sector contributed to positive results this reporting period. We believe that investors should be cognizant that a distinct difference exists between a political budget crisis and an inability to pay debt.
     During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. These “inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. During this reporting period, inverse floaters provided attractive levels of tax-free income and contributed quite favorably to the Fund’s total return. This outcome illustrates why we continue to believe that “inverse floaters” belong in our fund portfolios.
     Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 30, 2010. For all share classes, performance is measured from the Fund’s inception on February 25, 2004. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. See page 19 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:1
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion. See page 19 for further information.

1.	The Fund’s returns have been calculated through July 30, 2010, the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes to Financial Statements. The indices’ returns are calculated through July 31, 2010.
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B uses Class A performance for the period after conversion.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	February 1, 2010	July 30, 2010	July 30, 2010

Actual
Class A	$1,000.00	$1,032.80	$5.13
Class B	1,000.00	1,027.10	9.99
Class C	1,000.00	1,028.90	9.09

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.63	5.09
Class B	1,000.00	1,014.84	9.93
Class C	1,000.00	1,015.73	9.04
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 180/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.02%
Class B	1.99
Class C	1.81
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS July 30, 2010*

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

Municipal Bonds and Notes—105.2%
California—98.1%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.700%	09/01/2012	09/01/2012		$93,667
695,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	12/01/2010	A	695,306
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	07/12/2023	B	203,389
60,000	Alameda, CA Public Financing Authority (West End Community)[1]	6.800	04/01/2016	10/01/2010	A	61,788
350,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	10/01/2010	A	354,760
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	04/02/2024	B	24,543
10,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	01/01/2011	A	10,011
1,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	01/01/2011	A	1,000,530
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		1,497,300
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	01/01/2011	A	558,784
1,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	01/01/2011	A	1,013,770
35,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	12/07/2012	C	36,112
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	04/02/2017	B	14,711
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		14,371
25,000	Azusa, CA COP[1]	5.750	08/01/2020	08/01/2010	A	25,551
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	A	34,229
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	10/15/2022	B	44,206
15,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.100	09/02/2015	09/02/2010	A	15,021
5,000	Banning, CA Improvement Bond Act 1915[1]	8.400	09/02/2010	09/02/2010		5,025
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/10/2033	B	21,068
175,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	09/01/2010	A	175,039
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	04/01/2030	B	52,768
30,000	Belmont, CA Redevel. Agency (Los Costano Community Devel.)[1]	5.500	08/01/2016	08/01/2010	A	30,050
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/29/2032	B	44,225
145,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/21/2022	B	136,290
80,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	09/02/2010	A	80,089
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875	09/02/2020	03/30/2019	B	29,942
205,000	Brisbane, CA Public Financing Authority[1]	6.000	05/01/2026	07/25/2023	B	191,331
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125	09/01/2033	10/15/2031	B	31,850
250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200	12/01/2023	06/24/2022	B	239,088
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100%		02/15/2025	08/15/2010	A	$280,246
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	6.000		08/15/2024	08/15/2010	A	51,212
25,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)[1]	5.700		11/01/2013	11/01/2011	A	25,275
2,100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	A	2,138,283
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	11/01/2010	A	5,003
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	09/01/2010	A	20,022
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)[1]	5.125		07/01/2013	01/01/2011	A	25,052
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	11/15/2010	A	25,018
80,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	11/15/2011	A	80,270
725,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	08/15/2010	A	726,095
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200		11/01/2029	08/05/2023	B	146,825
75,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	12/15/2010	A	76,454
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/01/2029	B	90,923
8,780,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	03/18/2015	B	1,020,499
2,480,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2021	03/15/2014	C	2,146,986
1,240,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2028	09/12/2018	B	962,042
410,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	06/01/2014	B	349,345
2,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	10/25/2020	B	1,490,540
270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	06/01/2011	B	227,642
1,860,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	11/23/2011	B	1,732,423
25,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	12/25/2013	C	24,800
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	03/28/2017	B	233,647
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%		06/01/2043	08/27/2019	B	$217,266
755,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	B	686,091
4,965,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/01/2018	B	4,068,867
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	01/01/2020	B	344,603
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	09/09/2028	B	364,014
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[2]	06/01/2050	01/02/2026	B	1,201,962
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	06/11/2017	B	41,965
500,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	09/01/2010	A	501,775
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	12/01/2010	A	85,026
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	12/01/2010	A	60,035
2,300,000	CA Dept. of Veterans Affairs Home Purchase	5.450		12/01/2019	12/01/2010	A	2,383,674
525,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	01/01/2011	A	525,961
20,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	01/01/2011	A	20,084
45,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	04/01/2011	A	45,094
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	07/11/2028	B	24,553
25,000	CA Educational Facilities Authority (Dominican University of California/Harvey Mudd College Obligated Group)	5.500		03/01/2011	09/01/2010	A	25,089
15,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	10/12/2013	B	12,765
50,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	09/01/2010	A	50,025
50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125		01/01/2031	08/01/2010	A	50,123
310,000	CA Educational Facilities Authority (University Pacific)[1]	5.750		11/01/2030	11/01/2010	A	310,707
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100		11/01/2033	12/17/2031	B	303,778
60,000	CA GO1	4.800		08/01/2014	08/15/2010	A	60,160
25,000	CA GO1	5.000		06/01/2017	12/01/2010	A	25,059
25,000	CA GO1	5.000		06/01/2019	12/01/2010	A	25,080
5,000	CA GO1	5.000		06/01/2019	06/01/2011	A	5,144
5,000	CA GO1	5.000		02/01/2021	08/01/2010	A	5,016
100,000	CA GO1	5.000		11/01/2022	11/01/2010	A	100,879
75,000	CA GO1	5.000		10/01/2023	10/01/2010	A	75,220
10,000	CA GO1	5.000		10/01/2023	10/01/2010	A	10,029
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$10,000	CA GO1	5.000%	02/01/2025	08/01/2010	A	$10,006
45,000	CA GO1	5.000	02/01/2025	02/01/2011	A	45,132
25,000	CA GO1	5.125	10/01/2027	10/01/2010	A	25,007
105,000	CA GO1	5.250	06/01/2011	12/01/2010	A	106,655
25,000	CA GO1	5.250	10/01/2013	10/01/2010	A	25,166
20,000	CA GO1	5.250	06/01/2016	12/01/2010	A	20,209
25,000	CA GO1	5.250	04/01/2018	10/02/2010	A	25,065
10,000	CA GO1	5.250	04/01/2019	10/02/2010	A	10,034
10,000	CA GO1	5.250	04/01/2021	10/02/2010	A	10,034
160,000	CA GO1	5.250	06/01/2021	12/01/2010	A	162,120
10,000	CA GO1	5.250	02/01/2029	02/01/2013	A	10,077
10,000	CA GO1	5.250	02/01/2030	02/01/2012	A	10,037
15,000	CA GO1	5.300	09/01/2011	09/01/2010	A	15,060
15,000	CA GO1	5.375	06/01/2026	12/01/2010	A	15,041
15,000	CA GO1	5.500	06/01/2013	12/02/2010	A	15,053
50,000	CA GO1	5.500	06/01/2014	12/01/2010	A	50,156
55,000	CA GO1	5.500	04/01/2015	10/01/2010	A	55,321
30,000	CA GO1	5.500	04/01/2019	10/01/2010	A	30,217
25,000	CA GO1	5.500	03/01/2020	09/01/2010	A	25,041
15,000	CA GO1	5.500	03/01/2020	09/01/2010	A	15,024
25,000	CA GO1	5.500	10/01/2022	10/01/2010	A	25,174
65,000	CA GO1	5.600	09/01/2021	09/01/2010	A	65,246
5,000	CA GO1	5.600	09/01/2021	09/01/2010	A	5,019
70,000	CA GO1	5.625	10/01/2021	10/01/2010	A	70,521
130,000	CA GO1	5.625	10/01/2023	10/01/2010	A	130,930
10,000	CA GO1	5.625	09/01/2024	09/01/2010	A	10,037
15,000	CA GO1	5.625	10/01/2026	10/01/2010	A	15,074
5,000	CA GO1	5.750	03/01/2012	09/01/2010	A	5,021
35,000	CA GO1	5.750	03/01/2015	09/01/2010	A	35,113
4,780,000	CA GO1	5.750	11/01/2017	11/01/2010	A	4,825,219
35,000	CA GO1	5.750	11/01/2017	11/01/2010	A	35,331
25,000	CA GO1	5.800	06/01/2013	12/01/2010	A	25,093
230,000	CA GO1	5.900	04/01/2023	10/01/2010	A	231,755
1,410,000	CA GO1	5.900	04/01/2023	10/01/2010	A	1,420,758
75,000	CA GO1	5.900	03/01/2025	09/01/2010	A	75,292
20,000	CA GO1	6.000	08/01/2010	08/01/2010		20,003
10,000	CA GO1	6.000	05/01/2011	11/01/2010	A	10,136
25,000	CA GO1	6.000	05/01/2012	11/01/2010	A	25,316
15,000	CA GO1	6.000	10/01/2014	10/01/2010	A	15,113
20,000	CA GO1	6.000	08/01/2015	08/01/2010	A	20,407
20,000	CA GO1	6.000	05/01/2018	11/01/2010	A	20,210
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$5,000	CA GO1	6.000%	08/01/2019	08/01/2010	A	$5,116
50,000	CA GO1	6.000	10/01/2021	10/01/2010	A	50,420
85,000	CA GO1	6.000	08/01/2024	08/01/2010	A	86,801
4,000,000	CA GO1	6.000	03/01/2033	03/01/2020	A	4,339,560
905,000	CA GO1	6.250	10/01/2019	10/01/2010	A	912,874
605,000	CA GO1	6.250	10/01/2019	10/01/2010	A	610,264
295,000	CA GO (Safe Drinking Water)[1]	8.250	09/01/2010	09/01/2010		296,938
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	12/01/2010	A	25,003
6,080,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	12/30/2015	B	5,290,512
500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2018	12/01/2010	A	500,150
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000	07/01/2021	01/01/2011	A	145,071
135,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.125	07/01/2024	07/01/2011	A	135,032
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	01/01/2011	A	160,106
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	01/01/2011	A	30,015
1,500,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.375	07/01/2021	07/01/2014	A	1,569,105
130,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000	07/01/2013	01/01/2011	A	130,430
40,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750	05/15/2015	08/04/2012	B	26,446
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000	09/01/2019	09/01/2010	A	50,081
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	12/01/2010	A	10,014
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400	05/01/2028	11/01/2010	A	2,006,780
40,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125	11/01/2012	12/01/2010	A	40,103
20,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800	12/01/2018	12/01/2010	A	20,030
1,050,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	01/01/2011	A	1,050,746
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500	10/01/2013	10/01/2010	A	30,097
35,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	12/01/2010	A	35,011
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	01/01/2011	A	50,004
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$5,000	CA Health Facilities Financing Authority (Sutter Health)	5.000%		08/15/2017	08/01/2010	A	$5,009
135,000	CA Health Facilities Financing Authority (Sutter Health)	5.125		08/15/2022	08/01/2010	A	135,158
520,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350		08/15/2028	08/15/2011	A	521,238
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	08/15/2010	A	30,006
20,000	CA HFA	8.037	[2]	08/01/2015	04/14/2011	B	13,418
220,000	CA HFA	8.074	[2]	02/01/2015	02/11/2011	B	157,313
5,105,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	07/25/2012	C	5,235,178
4,775,000	CA HFA (Home Mtg.)[4]	5.500		02/01/2042	01/01/2013	B	4,895,785
3,605,000	CA HFA (Home Mtg.)[1]	5.500		02/01/2042	06/26/2012	C	3,696,170
13,520,000	CA HFA (Home Mtg.)[1]	5.500		08/01/2042	09/01/2012	C	13,397,238
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	B	53,791
40,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	A	40,020
2,055,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2010	A	2,056,007
445,000	CA HFA (Multifamily Hsg.)[1]	5.450		08/01/2028	08/01/2010	A	445,022
630,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	08/01/2010	A	630,277
390,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2016	08/01/2010	A	390,628
2,940,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2027	08/01/2010	A	2,965,402
25,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2038	08/01/2010	A	25,008
2,435,000	CA HFA (Multifamily Hsg.)[1]	6.150		08/01/2022	08/01/2010	A	2,438,117
40,000	CA HFA (Multifamily Hsg.), Series B	5.850		08/01/2010	08/01/2010		40,004
2,250,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2015	10/01/2010	A	2,251,598
3,000,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750		07/01/2030	01/01/2011	A	3,002,580
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375		07/01/2022	02/23/2020	B	13,183
1,225,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000		06/01/2021	09/19/2013	B	1,027,763
235,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250		11/01/2019	10/03/2015	B	234,991
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000		07/01/2022	01/01/2011	A	38,027
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750		05/01/2024	04/17/2020	B	9,507
25,000	CA Pollution Control Financing Authority (Browning-Ferris Industries)[1]	5.800		12/01/2016	12/01/2010	A	25,008
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300		12/01/2017	06/24/2016	B	27,448
240,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500		12/01/2024	07/27/2022	B	191,333
845,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	12/01/2010	A	848,253
27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850%	06/01/2021	12/01/2010	A	$195,751
435,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	12/01/2010	A	436,675
1,000,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.450	09/01/2029	09/01/2010	A	1,007,600
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550	09/01/2031	09/01/2011	A	20,005
485,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	12/01/2010	A	485,112
85,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	01/01/2011	A	85,173
105,000	CA Public Works	5.250	12/01/2013	12/01/2010	A	105,324
100,000	CA Public Works (CA Community Colleges)[1]	5.250	12/01/2014	12/01/2010	A	100,725
100,000	CA Public Works (CA Community Colleges)[1]	5.250	12/01/2015	12/01/2010	A	100,684
100,000	CA Public Works (CA Community Colleges)[1]	5.250	09/01/2019	09/01/2010	A	100,092
140,000	CA Public Works (California Community College)	5.375	03/01/2011	09/01/2010	A	140,531
45,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	10/01/2010	A	45,062
50,000	CA Public Works (California State University)[1]	5.375	10/01/2017	10/01/2010	A	50,074
1,000,000	CA Public Works (California State University)	5.400	12/01/2016	12/01/2010	A	1,002,860
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	09/01/2010	A	25,008
40,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	10/01/2010	A	40,081
110,000	CA Public Works (Dept. of Food & Agriculture)[1]	5.400	06/01/2013	12/01/2010	A	110,323
1,000,000	CA Public Works (Dept. of Health Services)	5.500	11/01/2015	11/01/2010	A	1,013,110
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	10/01/2010	A	150,606
1,500,000	CA Public Works (State Archives Building Complex)[1]	5.375	12/01/2012	12/01/2010	A	1,504,785
135,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	12/01/2010	A	135,398
35,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	10/01/2010	A	35,019
1,215,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	12/01/2010	A	1,218,487
100,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	09/01/2010	A	100,299
50,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	09/01/2010	A	50,161
20,000	CA Public Works (Various Community Colleges)	5.500	09/01/2011	09/01/2010	A	20,077
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	04/01/2011	A	50,132
350,000	CA Public Works (Various Community Colleges)	5.625	03/01/2011	03/01/2011		351,397
4,585,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2010	A	4,594,216
28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$1,565,000	CA Public Works (Various Community Colleges)[1]	5.625%		03/01/2016	09/01/2010	A	$1,568,146
1,580,000	CA Public Works (Various Community Colleges)[1]	5.625		03/01/2019	09/01/2010	A	1,585,988
70,000	CA Public Works (Various State Universities)[1]	5.200		12/01/2012	12/01/2010	A	70,235
75,000	CA Public Works (Various State Universities)[1]	5.350		12/01/2015	12/01/2010	A	75,227
240,000	CA Public Works (Various State Universities)	5.375		12/01/2019	12/01/2010	A	240,629
100,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	10/01/2010	A	100,331
50,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	10/01/2010	A	50,027
10,000	CA Public Works (Various State Universities)[1]	5.500		09/01/2015	09/01/2010	A	10,021
5,000	CA Resource Efficiency Financing Authority COP	5.500		04/01/2017	10/01/2010	A	5,019
75,000	CA River Highlands Community Services District	7.750		09/02/2020	04/27/2016	B	71,426
15,000	CA River Highlands Community Services District	8.125		09/02/2020	09/01/2010	A	15,022
85,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350		12/01/2029	09/15/2014	C	93,015
20,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000		09/01/2029	09/02/2010	C	20,369
50,000	CA Special Districts Finance Program COP[1]	5.250		12/01/2026	12/01/2010	A	50,140
25,000	CA Statewide CDA[1]	6.625		09/01/2027	10/16/2025	B	24,461
10,000	CA Statewide CDA[1]	7.000		07/01/2022	01/01/2011	A	10,005
85,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300		07/01/2018	01/01/2011	A	85,077
90,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375		10/01/2013	10/01/2010	A	90,235
2,000,000	CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP[1]	5.500		04/01/2013	10/01/2010	A	2,004,140
980,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250		07/01/2025	11/07/2018	B	938,879
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2011	A	529,395
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	12/01/2010	A	436,797
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	07/27/2036	B	44,391
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	06/08/2013	B	249,983
5,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	09/20/2010	A	5,256
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2014	A	31,648
15,000	CA Statewide CDA (John Muir Health)[1]	5.125		08/15/2017	08/15/2010	A	15,014
100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.250		06/01/2015	12/01/2010	A	100,138
1,190,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.500		06/01/2019	12/01/2010	A	1,190,726
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	12/19/2023	B	244,720
29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$100,000	CA Statewide CDA (Multifamily)	5.696%[2]		09/20/2021	09/20/2010	A	$53,826
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2010	A	47,727
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/26/2029	B	125,966
430,000	CA Statewide CDA (Rio Bravo)[5]	6.300		12/01/2018	02/19/2014	B	399,500
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2013	A	602,190
25,000	CA Statewide CDA Community Facilities District[1]	6.350		09/01/2021	09/01/2014	A	25,132
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	05/06/2016	B	5,000
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	05/07/2021	B	43,483
100,000	CA Statewide CDA COP (Sutter Health)[1]	5.500		08/15/2031	08/15/2010	A	100,022
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.300		09/01/2017	09/01/2017		19,283
60,000	CA Statewide CDA Water & Wastewater[1]	5.700		10/01/2024	10/01/2010	A	60,447
1,199,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	12/13/2012	C	1,153,882
800,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	07/08/2013	C	778,696
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	10/01/2017	C	202,800
45,000	CA Valley Health System COP[5]	6.875		05/15/2023	12/06/2015	C	33,309
15,000	CA Valley Health System, Series A5	6.500		05/15/2025	05/21/2021	B	11,103
65,000	CA Valley Health System, Series A	6.500		05/15/2025	05/21/2021	B	48,113
180,000	CA Veterans GO1	5.300		12/01/2029	04/28/2026	B	177,206
85,000	CA Veterans GO, Series BP1	5.500		12/01/2026	12/01/2010	A	85,004
50,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	12/01/2010	A	50,024
10,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2011	12/01/2010	A	10,043
25,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2014	12/01/2010	A	25,086
50,000	CA Water Resource Devel. GO, Series Q1	5.000		03/01/2016	09/01/2010	A	50,118
35,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	03/25/2013	B	28,904
10,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	3.750		09/01/2010	09/01/2010		9,954
65,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.000		09/01/2011	09/01/2011		61,186
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.650		09/01/2014	09/01/2014		20,360
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000		09/01/2024	06/21/2021	B	77,012
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125		09/01/2031	03/23/2029	B	29,430
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750		09/01/2022	06/06/2018	B	82,552
30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875%	09/01/2031	04/30/2027	B	$29,184
310,000	CA William S. Hart Union School District[1]	6.000	09/01/2027	09/01/2013	A	310,326
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750	09/01/2028	06/18/2025	B	9,299
55,000	California City, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2015	08/01/2010	A	55,104
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	09/02/2010	A	25,821
60,000	Camrosa, CA Water District[1]	5.500	01/15/2011	01/01/2011	A	60,212
15,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2010	A	15,240
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	12/01/2010	A	40,383
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	10/06/2021	B	74,996
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1	6.000	08/01/2024	08/01/2010	A	50,698
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	08/29/2022	B	72,246
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	10/15/2023	B	120,016
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	09/17/2021	B	29,999
95,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	09/02/2010	A	95,051
55,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	10/01/2010	A	55,390
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	10/01/2010	A	2,763,833
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	B	67,992
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.625	09/01/2023	09/25/2022	B	44,779
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.700	09/01/2030	01/09/2028	B	42,540
15,000	Central CA Unified School District[1]	5.625	03/01/2018	09/01/2010	A	15,056
50,000	Central Contra Costa, CA Sanitation District[1]	5.000	09/01/2022	09/01/2011	A	50,706
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		35,896
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2012	09/02/2012		97,997
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2010	A	103,124
55,000	Chino Basin, CA Regional Financing Auth. (Municipal Water District Sewer System)	6.000	08/01/2016	08/01/2010	A	55,079
25,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.500	09/02/2016	09/02/2010	A	25,794
5,000	Chino Hills, CA Improvement Bond Act 1915[1]	7.600	09/02/2021	09/02/2010	A	5,154
31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$100,000	Chino Hills, CA Special Tax Community Facilities District No. 10[1]	6.400%	09/01/2014	09/01/2010	A	$101,185
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	B	50,762
25,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700	09/02/2027	09/02/2014	A	25,255
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2013	A	56,890
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2013	A	15,367
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000	09/02/2015	09/02/2010	A	10,319
800,000	Citrus Heights, CA Water District COP[1]	5.250	10/01/2020	10/01/2010	A	805,856
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	10/14/2016	B	24,903
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/17/2030	B	149,693
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	12/01/2010	A	50,656
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	04/28/2017	B	45,615
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/23/2032	B	18,642
100,000	Compton, CA Sewer[1]	5.375	09/01/2023	09/01/2010	A	100,054
20,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	08/01/2011	A	20,178
5,000	Contra Costa County, CA Special Tax Community Facilities District[1]	5.580	08/01/2016	08/01/2010	A	5,020
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	12/01/2010	A	25,051
100,000	Corona, CA Redevel. Agency Tax Allocation	5.400	09/01/2011	09/01/2010	A	100,345
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	09/01/2010	A	25,051
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/09/2030	B	13,047
70,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	09/01/2010	A	70,167
20,000	Costa Mesa, CA COP[1]	5.750	12/01/2012	12/01/2010	A	20,131
55,000	Crescent City, CA Public Financing Authority[1]	7.750	09/15/2012	09/15/2010	A	55,175
30,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2014	06/27/2012	C	31,045
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	B	18,778
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	08/15/2010	A	20,036
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/13/2027	B	9,628
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	06/23/2017	B	40,000
35,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	10/13/2017	B	34,305
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2010	A	481,867
1,000,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2019	04/01/2011	A	1,007,150
32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$200,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850%	05/01/2030	12/01/2010	A	$200,152
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	B	78,513
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	04/30/2032	B	55,565
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/24/2023	B	47,826
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		14,999
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	09/01/2010	A	25,084
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	09/01/2010	A	145,119
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	12/20/2013	B	19,740
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	09/02/2010	A	15,470
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/03/2027	B	13,733
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	09/01/2010	A	10,021
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	B	23,394
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/15/2017	B	24,417
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	08/22/2020	B	28,416
265,000	Fontana, CA Special Tax (Citrus)[1]	5.000	09/01/2020	09/01/2020		242,517
300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2010	A	300,186
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	10/01/2010	A	10,048
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2016	A	1,500,360
25,000	Fowler, CA Public Financing Authority[1]	6.750	09/15/2023	09/15/2011	A	25,054
1,175,000	Fresno, CA Airport[1]	5.800	07/01/2030	07/01/2011	A	1,180,252
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	11/01/2010	A	25,248
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200	09/01/2032	09/01/2012	A	25,027
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/01/2013	A	81,223
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		9,805
25,000	Galt, CA Improvement Bond Act 1915	8.450	09/02/2011	09/02/2011		24,995
165,000	Garden Grove, CA COP (Bahia Village/Emerald Isle)[1]	5.700	08/01/2023	08/01/2010	A	165,498
30,000	Garden Grove, CA Hsg. Authority (Rose Garden)	6.375	07/01/2012	05/31/2011	B	29,999
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	03/02/2011	A	20,004
33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$15,000	Greenfield, CA Redevel. Agency[1]	6.000%	02/01/2029	02/01/2029		$13,881
200,000	Hamilton, CA Union High School District[1]	5.250	08/01/2023	08/01/2010	A	200,218
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.450	10/01/2017	10/01/2012	A	10,152
10,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.600	10/01/2019	10/01/2012	A	10,107
880,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.750	10/01/2025	10/01/2012	A	889,055
180,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	09/01/2010	A	180,463
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	09/01/2010	A	155,228
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	09/02/2010	A	45,056
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.000	06/01/2011	12/01/2010	A	50,156
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	12/01/2010	A	50,135
40,000	Healdsburg, CA Community Redevel. Agency (Sotoyome Community Devel.)[1]	5.250	12/01/2025	12/01/2010	A	40,006
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/14/2028	B	1,834,700
10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	09/02/2010	A	10,306
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2011	A	15,155
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	04/14/2026	B	18,994
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/04/2026	B	32,503
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2017		49,851
135,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2010	A	135,258
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	09/02/2014	A	20,098
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	06/27/2024	B	19,245
35,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1[1]	7.125	09/02/2020	09/02/2011	A	35,337
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		809,970
2,770,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	04/01/2014	B	2,246,636
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	09/02/2013	A	150,473
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	09/02/2014	A	20,326
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	09/02/2013	A	30,269
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	B	24,083
80,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 3[1]	5.875	09/01/2033	03/26/2029	B	76,260
20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 5[1]	6.125	09/01/2032	08/26/2028	B	19,725
34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$70,000	Kern County, CA (Fire Dept.) COP	5.250%	05/01/2013	11/01/2010	A	$70,242
50,000	Kern County, CA (Fire Dept.) COP	5.250	05/01/2015	11/01/2011	A	50,172
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	7.000	09/01/2021	09/01/2010	A	25,017
5,000	Kingsburg, CA Public Financing Authority[1]	7.800	09/15/2010	09/15/2010		5,020
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	09/15/2010	A	15,021
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	09/02/2010	A	30,039
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	10/13/2017	B	10,001
55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	08/18/2019	B	51,214
1,765,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000	09/02/2030	09/02/2012	A	1,783,886
35,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	09/01/2010	A	35,117
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/17/2021	B	462,895
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/01/2024	B	1,038,786
125,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.500	09/01/2013	09/01/2012	A	130,580
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	09/01/2013	A	50,638
50,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	10/01/2010	A	50,067
20,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	09/02/2020	B	20,000
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2013	A	116,871
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2013	A	15,202
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2013	A	50,410
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	09/02/2021		9,458
15,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875	09/02/2017	01/30/2014	B	15,457
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		9,232
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/15/2026	B	53,752
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/23/2024	B	63,088
25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650	09/02/2016	06/07/2014	B	25,508
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	09/01/2010	A	10,014
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	09/16/2025	B	43,896
35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400%	09/01/2030	03/30/2029	B	$14,284
100,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2011	11/15/2011		104,030
25,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	02/25/2023	B	24,872
35,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375	09/01/2023	09/01/2011	A	35,079
1,000,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	5.500	09/01/2014	09/01/2010	A	1,003,840
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	09/01/2010	A	5,010
100,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	12/01/2010	A	100,341
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	09/01/2010	A	100,009
25,000	Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public Parking)	5.700	07/01/2020	07/01/2020		20,640
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	11/01/2010	A	40,068
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	11/01/2010	A	50,060
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	11/01/2010	A	50,049
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	11/01/2010	A	120,097
35,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	11/01/2010	A	35,024
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	11/01/2010	A	55,030
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	09/01/2010	A	25,059
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	08/15/2010	A	15,046
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	10/15/2010	A	10,027
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	10/01/2010	A	65,059
20,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	08/01/2010	A	20,034
50,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	10/08/2021	B	48,580
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	10/01/2010	A	45,036
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	01/01/2012	A	131,126
10,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	02/06/2012	B	10,388
200,000	Los Angeles, CA State Building Auth.[1]	5.500	10/01/2017	10/01/2011	A	202,330
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	12/01/2010	A	75,104
36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$30,000	Los Banos, CA Unified School District COP[1]	5.625%	08/01/2016	08/01/2010	A	$30,055
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	04/19/2021	B	24,999
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	09/15/2010	A	360,036
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/17/2029	B	43,340
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	09/01/2010	A	20,021
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	01/01/2011	A	10,011
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	08/01/2010	A	1,046,244
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	10/14/2024	B	24,496
125,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	12/01/2010	A	125,529
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	10/11/2016	B	10,074
2,115,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	01/01/2011	A	2,121,810
15,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200	04/01/2013	04/01/2011	A	15,035
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	09/06/2034	B	9,855
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	02/08/2027	B	24,941
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100	06/15/2029	07/16/2023	B	19,625
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	09/01/2010	A	416,046
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/27/2021	B	9,410
5,000	Monterey County, CA Hsg. Authority (Parkside Manor Apartments)[1]	6.000	01/01/2029	06/28/2021	B	4,775
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.500	03/01/2011	09/01/2010	A	30,195
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2012	09/01/2010	A	65,580
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600	03/01/2013	09/01/2010	A	50,560
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	09/01/2010	A	66,019
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	09/01/2010	A	20,357
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)[1]	7.000	05/15/2020	06/26/2011	A	10,008
15,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.400	09/01/2017	09/01/2010	A	15,007
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700	09/01/2027	09/12/2023	B	138,726
37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600%	09/02/2011	09/02/2010	A	$15,029
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2013	08/01/2010	A	350,928
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2021	08/01/2010	A	205,178
10,000	Murrieta County, CA Water District[1]	6.500	10/01/2015	10/01/2012	A	10,228
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700	12/01/2030	12/12/2021	B	29,701
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100	09/01/2034	09/23/2027	B	9,598
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300	09/01/2031	05/06/2029	B	19,633
700,000	Murrieta, CA Community Facilities District Special Tax (Bremerton)[1]	5.625	09/01/2034	01/13/2031	B	644,630
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500	09/01/2034	10/09/2032	B	96,723
55,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375	09/01/2031	01/08/2025	B	53,537
50,000	Murrieta, CA Water Public Financing Authority[1]	5.700	10/01/2021	10/01/2010	A	50,401
10,000	Needles, CA Public Utility Authority[1]	6.350	02/01/2012	08/01/2010	A	10,016
190,000	Needles, CA Public Utility Authority[1]	6.650	02/01/2032	02/11/2028	B	189,973
6,010,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	07/18/2011	C	5,494,763
1,820,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	01/05/2014	A	1,860,040
35,000	Novato, CA GO1	5.000	08/01/2012	08/01/2010	A	35,124
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900	06/01/2014	12/01/2010	A	30,151
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000	06/01/2019	12/01/2010	A	10,007
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100	06/01/2027	03/29/2024	B	46,754
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800	09/02/2013	09/01/2010	A	25,053
15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500	09/02/2016	09/02/2010	A	15,017
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375	09/02/2012	09/01/2010	A	10,022
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	03/02/2011	A	20,247
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	12/01/2010	A	55,028
1,415,000	Oxnard, CA Harbor District[1]	5.550	08/01/2013	08/01/2010	A	1,417,844
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/10/2025	B	22,653
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	09/01/2011	A	10,026
38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000%	07/01/2018	08/09/2016	B	$485,645
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/09/2033	B	105,674
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/01/2011	A	500,995
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	03/01/2013	A	100,019
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	09/02/2025		99,218
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	09/02/2010	A	45,945
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	12/01/2010	A	25,136
2,425,000	Pasadena, CA Special Tax (Pasadena Civic Center West)[1]	5.250	12/01/2025	12/01/2010	A	2,444,255
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	01/28/2029	B	257,846
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	10/14/2021	B	56,731
160,000	Perris, CA Public Financing Authority[1]	7.875	09/01/2025	09/01/2010	A	160,163
20,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	09/30/2030	B	18,566
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	12/19/2018	B	10,000
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	10/18/2023	B	59,765
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/10/2029	B	9,435
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/27/2028	B	18,870
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	09/02/2010	A	50,046
25,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	5.800	09/02/2014	09/02/2010	A	25,031
130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000	09/02/2024	02/03/2020	B	126,502
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	08/01/2010	A	508,065
4,550,000	Placentia, CA Redevel. Agency Tax Allocation[1]	7.750	02/01/2014	08/01/2011	A	4,604,464
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	10/16/2024	B	9,814
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	5.700	09/01/2013	09/01/2010	A	5,107
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2012	A	5,055
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/29/2024	B	9,286
39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$30,000	Port of Oakland, CA1	5.250%	11/01/2027	11/01/2012	A	$29,997
350,000	Port of Oakland, CA1	5.700	11/01/2019	11/01/2010	A	350,357
1,485,000	Port of Oakland, CA1	5.750	11/01/2014	11/01/2010	A	1,489,024
750,000	Port of Oakland, CA1	5.750	11/01/2016	05/01/2011	A	751,388
2,500,000	Port of Oakland, CA1	5.750	11/01/2020	11/01/2010	A	2,502,075
565,000	Port of Oakland, CA1	5.750	11/01/2021	11/01/2010	A	565,401
25,000	Port of Oakland, CA1	5.750	11/01/2022	11/01/2010	A	25,014
2,000,000	Port of Oakland, CA1	5.750	11/01/2029	11/01/2010	A	2,000,160
2,975,000	Port of Oakland, CA1	5.875	11/01/2017	11/01/2010	A	2,979,760
2,870,000	Port of Oakland, CA	5.875	11/01/2030	11/01/2010	A	2,870,517
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	06/01/2011	A	110,922
50,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	11/01/2010	A	50,088
270,000	Poway, CA Unified School District[1]	7.500	09/15/2032	09/15/2010	A	289,297
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	B	27,577
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	09/01/2010	A	25,010
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/24/2029	B	33,752
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	05/02/2018	B	9,888
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/02/2022	C	17,916
30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750	09/02/2022	03/28/2021	B	29,035
35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2020	03/01/2011	A	35,026
550,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.700	09/01/2030	09/01/2010	A	550,110
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2013	09/02/2010	A	56,736
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	B	8,785
50,000	Reedley, CA COP (Sierra View Homes)[1]	5.850	03/01/2021	09/01/2010	A	50,197
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	09/01/2016		50,024
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2017		24,634
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		63,382
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200	09/01/2019	09/01/2019		96,693
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		95,545
40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250%	09/01/2021	09/01/2021		$47,031
35,000	Ridgecrest, CA Redevel. Agency[1]	6.000	06/30/2014	08/06/2010	A	35,208
20,000	Ridgecrest, CA Redevel. Agency[1]	6.250	06/30/2026	08/06/2010	A	20,120
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/21/2024	B	70,499
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/23/2032	B	85,228
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	09/01/2010	A	257,865
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	B	13,189
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	09/01/2010	A	154,685
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	09/01/2010	A	221,671
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	09/01/2010	A	396,858
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	09/01/2010	A	231,867
370,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.150	09/01/2010	09/01/2010		370,766
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		204,334
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		216,913
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		446,843
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450	09/01/2014	09/01/2014		468,945
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500	09/01/2015	09/01/2015		493,953
60,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	09/01/2010	A	60,192
465,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	05/04/2015	B	461,322
65,000	Riverside, CA Improvement Bond Act 1915[1]	8.250	09/02/2016	09/02/2010	A	65,166
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/17/2027	B	186,506
10,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	09/01/2010	A	10,039
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2013	A	10,335
100,000	Riverside, CA Unified School District[1]	5.350	09/01/2024	03/04/2024	B	96,618
90,000	Riverside, CA Unified School District[1]	5.450	09/01/2025	10/10/2023	B	87,349
100,000	Riverside, CA Unified School District[1]	5.500	09/01/2034	10/10/2032	B	88,457
80,000	Riverside, CA Unified School District[1]	5.700	09/01/2034	01/01/2031	B	73,218
41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity
Amount		Coupon		Maturity	(Unaudited)**		Value

California Continued
$10,000	Riverside, CA Unified School District[1]	6.000%		09/01/2029	05/25/2023	B	$9,712
25,000	Romoland, CA School District Special Tax[1]	6.000		09/01/2033	11/10/2029	B	21,797
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	09/27/2026	B	45,700
50,000	Romoland, CA School District Special Tax[1]	6.375		09/01/2033	06/04/2031	B	45,700
40,000	Roseville, CA Special Tax (North Central Community District)[1]	5.800		09/01/2017	09/01/2011	A	40,181
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300		09/01/2012	09/01/2012		10,130
25,000	Sacramento County, CA COP[1]	5.375		02/01/2019	08/01/2010	A	25,027
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000		02/01/2033	08/01/2012	A	1,020,770
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700		03/01/2034	09/01/2011	A	1,529,115
2,460,000	Sacramento County, CA Sanitation District Financing Authority[1]	5.600		12/01/2017	12/01/2010	A	2,469,963
25,000	Sacramento, CA City Financing Authority[1]	5.250		05/01/2015	11/01/2010	A	25,170
500,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250		05/01/2019	11/01/2010	A	503,390
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500		09/02/2016	09/01/2010	A	10,020
5,000	Sacramento, CA Municipal Utility District	8.000		11/15/2010	11/15/2010		5,029
70,000	Sacramento, CA Special Tax[1]	5.700		12/01/2020	12/01/2010	A	70,069
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300		09/01/2026	03/01/2011	A	30,095
10,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	09/01/2010	A	10,039
5,000	Saddleback Valley, CA Unified School District[1]	7.200		12/01/2011	12/01/2010	A	5,064
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250		09/01/2028	09/01/2010	A	95,224
300,000	Salida, CA Public Facilities Financing Agency Community Facilities District Special Tax[1]	5.250		09/01/2018	09/01/2010	A	301,083
180,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2015	08/01/2012	A	185,873
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	08/01/2012	A	1,014,530
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	09/02/2013		102,800
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2010	A	51,552
30,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2010	11/01/2010		30,116
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	11/01/2010	A	120,421
195,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/01/2031		63,168
75,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	08/01/2010	A	75,097
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700		03/20/2043	03/20/2016	C	96,597
42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700%	12/20/2041	11/20/2011	A	$64,052
75,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	12/01/2010	A	75,102
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	12/01/2010	A	110,099
65,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	01/01/2011	A	65,169
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	04/01/2014	A	151,802
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	03/07/2015	B	617,719
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875	07/01/2025	07/16/2019	B	29,267
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500	09/01/2017	09/01/2012	A	2,307,308
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2018	08/15/2010	A	95,086
320,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	11/01/2010		320,125
155,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800	09/01/2015	09/01/2010	A	155,369
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	09/01/2012	A	25,048
25,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	09/01/2010	A	25,022
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	09/01/2010	A	300,057
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	01/01/2011	A	70,046
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	01/01/2011	A	275,151
100,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	05/01/2011	A	100,153
78,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	01/01/2011	A	78,009
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2011	A	30,257
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		185,006
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	A	26,547
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	01/01/2011	A	10,023
43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125%	01/01/2017	01/01/2011	A	$260,315
1,500,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	01/01/2011	A	1,501,425
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	01/01/2011	A	40,022
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		49,999
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	01/01/2011	A	490,519
25,000	San Francisco, CA City & County COP (2789 25th Street Property)[1]	5.000	09/01/2013	09/01/2010	A	25,078
20,000	San Francisco, CA City & County COP (77th Street Property)[1]	5.300	09/01/2022	09/01/2010	A	20,068
90,000	San Francisco, CA City & County COP (San Bruno Jail)[1]	5.250	10/01/2026	10/01/2010	A	90,442
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	09/02/2010	A	46,370
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	12/01/2010	A	25,087
115,000	San Francisco, CA City & County Redevel. Agency[1]	6.750	07/01/2025	01/01/2011	A	115,419
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	09/01/2010	A	90,083
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/23/2021	B	23,657
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	09/02/2016		20,607
25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	09/02/2018		25,429
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	09/02/2019		96,133
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		59,996
265,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	07/15/2017	A	276,395
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	01/01/2022	B	28,947
275,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	09/01/2010	A	277,945
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	08/01/2010	A	20,047
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	08/01/2010	A	10,017
65,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	08/01/2010	A	65,677
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	08/01/2010	A	5,006
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	09/01/2010	A	200,244
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	10/01/2010	A	35,014
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	08/01/2010	A	20,043
44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$12,000,000	Santa Clara County, CA Financing Authority[4]	5.250%	05/15/2039	05/15/2018	A	$12,641,640
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	04/23/2027	B	1,706,785
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2012	A	80,488
40,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	A	40,418
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	09/01/2010	A	85,946
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	09/01/2010	A	807,752
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2011	A	20,227
45,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250	09/01/2029	09/01/2011	A	45,429
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	08/01/2010	A	25,020
25,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	02/22/2021	B	24,184
175,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)[1]	5.700	09/02/2019	05/01/2017	B	175,679
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	03/02/2014	A	20,407
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)[1]	5.750	09/02/2020	11/22/2017	B	39,846
50,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/26/2028	B	46,550
905,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375	09/01/2030	09/01/2010	A	905,145
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	04/25/2026	B	112,490
500,000	Seal Beach, CA COP[1]	5.625	06/01/2030	12/01/2010	A	500,170
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	08/15/2010	A	16,336
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		112,778
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2017		98,806
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		95,825
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		96,720
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		95,403
80,000	Solana Beach, CA Community Facilities District[1]	5.300	09/01/2010	09/01/2010		80,162
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	01/01/2011	A	25,046
7,330,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	03/28/2013	C	6,477,814
4,235,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	11/25/2020	B	3,106,796
45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$125,000	Spreckels, CA Union School District[1]	6.125%	08/01/2017	08/01/2010	A	$125,623
1,010,000	Stanton, CA Redevel. Agency (Stanton Community Devel.)[1]	5.450	12/01/2017	12/01/2010	A	1,015,111
25,000	Stockton, CA Community Facilities District[1]	6.750	08/01/2010	08/01/2010		25,003
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	04/19/2017	B	30,002
50,000	Susanville, CA COP	5.750	05/01/2011	11/01/2010	A	50,098
135,000	Susanville, CA COP	6.000	05/01/2011	11/01/2010	A	135,292
5,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	09/01/2010	A	5,019
100,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	01/01/2011	A	100,211
410,000	Tahoe Forest, CA Hospital District[1]	5.850	07/01/2022	07/01/2011	A	411,685
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	03/01/2013	A	15,002
730,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200	09/01/2030	03/01/2013	A	730,102
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/14/2031	B	27,461
865,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.500	09/01/2010	09/01/2010		861,523
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		862,918
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	09/01/2010	A	20,006
340,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2010	A	342,421
2,030,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2010	A	2,092,626
50,000	Tracy, CA Community Facilities District[1]	5.400	09/01/2015	09/02/2011	A	50,177
50,000	Tracy, CA Community Facilities District[1]	6.100	09/01/2015	09/02/2011	A	50,583
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/02/2011	A	10,031
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	05/07/2030	B	23,090
100,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	05/31/2025	B	92,456
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/02/2011	A	30,201
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	08/16/2019	B	32,398
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	03/02/2013	A	75,084
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/25/2033	B	24,559
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/06/2026	B	65,903
46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100%	09/01/2033	10/31/2031	B	$17,220
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/26/2016	B	755,813
210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	02/09/2021	B	209,194
185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000	01/01/2018	01/01/2011	A	185,194
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850	09/02/2016	03/02/2013	A	20,242
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	09/02/2010	B	10,218
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	09/01/2010	A	195,113
145,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	A	146,782
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/24/2031	B	264,778
25,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	10/01/2010	A	25,022
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2015	A	40,451
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/02/2024	B	27,727
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125	09/01/2034	06/24/2031	B	35,696
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2019		24,475
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		9,719
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	B	18,426
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	06/15/2019	B	1,574,063
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	B	128,063
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2010	A	60,152
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2010	A	5,031
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2010	09/02/2010		15,077
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	09/02/2010	A	15,507
15,000	Wasco, CA Public Financing Authority[1]	7.350	09/15/2015	09/15/2010	A	15,030
15,000	Wasco, CA Public Financing Authority[1]	7.500	09/15/2023	09/15/2010	A	15,012
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2010	A	100,217
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/29/2026	B	16,571
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		9,159
47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

California Continued
$15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000%	09/01/2039	05/18/2035	B	$11,840
105,000	West Patterson, CA Financing Authority Special Tax[1]	6.600	09/01/2033	12/17/2030	B	91,598
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/26/2028	B	22,147
5,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2035	09/01/2017	B	4,425
110,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2036	03/22/2027	B	97,194
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		8,897
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	B	55,784
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	09/02/2010	A	5,155
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	09/01/2010	A	250,075
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	03/01/2011	A	50,018
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875	09/01/2033	08/17/2029	B	9,302
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	08/11/2027	B	48,005
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	09/01/2010	A	25,806
85,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)[1]	7.000	11/01/2014	11/01/2010	A	85,311
30,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2010	A	30,074
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	09/01/2010	A	70,024
50,000	Yuba City, CA Unified School District COP	4.900	02/01/2011	08/01/2010	A	50,165
30,000	Yuba City, CA Unified School District COP	5.250	02/01/2022	08/01/2010	A	30,091
25,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000	05/01/2030	07/06/2025	B	25,039
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	01/23/2021	B	27,638

						256,107,657

U.S. Possessions—7.1%
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	B	47,753
300,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	07/01/2011	A	300,327
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	A	570,595
5,000,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250	07/01/2026	07/01/2015	A	5,229,850
110,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	12/01/2010	A	110,256
48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity
Amount		Coupon	Maturity	(Unaudited)**		Value

U.S. Possessions Continued
$4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625%	06/01/2026	06/01/2011	A	$4,435,420
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	01/01/2011	A	526,698
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2011	A	506,020
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	10/01/2010	A	135,257
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.750	08/01/2012	08/01/2010	A	25,207
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	06/01/2014	A	1,032,698
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	2,845,622
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,605,225
50,000	University of Puerto Rico[1]	5.500	06/01/2012	06/01/2011	A	50,138
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	A	256,263

						18,677,329
Total Investments, at Value (Cost $281,346,408)—105.2%						274,784,986
Liabilities in Excess of Other Assets—(5.2)						(13,689,386)

Net Assets—100.0%						$261,095,600

Footnotes to Statement of Investments

*	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

**	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Issue is in default. See Note 1 of accompanying Notes.
49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$256,107,657	$—	$256,107,657
U.S. Possessions	—	18,677,329	—	18,677,329

Total Assets	$—	$274,784,986	$—	$274,784,986

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M–S–R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 30, 20101

Assets
Investments, at value (cost $281,346,408)—see accompanying statement of investments	$274,784,986
Cash	211,718
Receivables and other assets:
Interest	4,739,444
Investments sold	3,563,529
Shares of beneficial interest sold	2,505,817
Other	38,949

Total assets	285,844,443

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	11,387,000
Payable on borrowings (See Note 5)	9,800,000
Shares of beneficial interest redeemed	1,793,990
Investments purchased	1,418,045
Dividends	142,843
Distribution and service plan fees	48,357
Shareholder communications	29,856
Trustees’ compensation	28,557
Transfer and shareholder servicing agent fees	8,234
Interest expense on borrowings	3,016
Other	88,945

Total liabilities	24,748,843

Net Assets	$261,095,600

Composition of Net Assets
Par value of shares of beneficial interest	$77,726
Additional paid-in capital	281,885,526
Accumulated net investment income	2,014,040
Accumulated net realized loss on investments	(16,320,270)
Net unrealized depreciation on investments	(6,561,422)

Net Assets	$261,095,600

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $188,646,718 and 56,119,788 shares of beneficial interest outstanding)	$3.36
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.48

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,869,979 and 543,394 shares of beneficial interest outstanding)	$3.44

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,578,903 and 21,062,570 shares of beneficial interest outstanding)	$3.35
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 30, 20101

Investment Income
Interest	$14,458,301
Other income	73

Total investment income	14,458,374

Expenses
Management fees	1,118,621
Distribution and service plan fees:
Class A	415,662
Class B	19,671
Class C	651,904
Transfer and shareholder servicing agent fees:
Class A	51,725
Class B	3,101
Class C	33,844
Shareholder communications:
Class A	32,428
Class B	1,668
Class C	20,640
Borrowing fees	623,010
Interest expense and fees on short-term floating rate notes issued (See Note 1)	119,543
Interest expense on borrowings	27,776
Trustees’ compensation	6,101
Custodian fees and expenses	1,328
Other	88,161

Total expenses	3,215,183

Net Investment Income	11,243,191

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(2,422,539)
Net change in unrealized appreciation/depreciation on investments	12,757,738

Net Increase in Net Assets Resulting from Operations	$21,578,390

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2010[1]	2009

Operations
Net investment income	$11,243,191	$12,170,119
Net realized loss	(2,422,539)	(13,066,610)
Net change in unrealized appreciation/depreciation	12,757,738	(4,440,327)

Net increase (decrease) in net assets resulting from operations	21,578,390	(5,336,818)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,972,240)	(8,566,851)
Class B	(71,825)	(71,382)
Class C	(2,560,883)	(2,636,688)

	(10,604,948)	(11,274,921)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	26,517,767	(61,474,344)
Class B	(208,248)	34,482
Class C	7,137,748	(12,990,580)

	33,447,267	(74,430,442)

Net Assets
Total increase (decrease)	44,420,709	(91,042,181)
Beginning of period	216,674,891	307,717,072

End of period (including accumulated net investment income of $2,014,040 and $1,375,650, respectively)	$261,095,600	$216,674,891

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended July 30, 20101

Cash Flows from Operating Activities
Net increase in net assets from operations	$21,578,390
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(63,911,201)
Proceeds from disposition of investment securities	61,724,061
Short-term investment securities, net	(33,444,508)
Premium amortization	793,303
Discount accretion	(1,002,063)
Net realized loss on investments	2,422,539
Net change in unrealized appreciation/depreciation on investments	(12,757,738)
Change in assets:
Decrease in receivable for securities sold	1,628,945
Decrease in other assets	202,987
Increase in interest receivable	(498,139)
Change in liabilities:
Increase in payable for securities purchased	1,309,949
Decrease in other liabilities	(32,996)

Net cash used in operating activities	(21,986,471)

Cash Flows from Financing Activities
Proceeds from bank borrowings	131,700,000
Payments on bank borrowings	(141,400,000)
Proceeds from short-term floating rate notes issued	8,430,000
Proceeds from shares sold	88,767,630
Payments on shares redeemed	(62,264,696)
Cash distributions paid	(3,613,966)

Net cash provided by financing activities	21,618,968
Net decrease in cash	(367,503)
Cash, beginning balance	579,221

Cash, ending balance	$211,718

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $6,934,055.
Cash paid for interest on bank borrowings—$44,736.
Cash paid for interest on short-term floating rate notes issued—$119,543.
1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.20	$3.34	$3.55	$3.52	$3.56
Income (loss) from investment operations:
Net investment income[2]	.17	.16	.15	.15	.15
Net realized and unrealized gain (loss)	.15	(.15)	(.22)	.02	(.03)

Total from investment operations	.32	.01	(.07)	.17	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.15)	(.14)	(.14)	(.16)

Net asset value, end of period	$3.36	$3.20	$3.34	$3.55	$3.52

Total Return, at Net Asset Value[3]	10.02%	0.51%	(1.85)%	4.99%	3.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$188,647	$154,287	$228,159	$208,041	$161,562

Average net assets (in thousands)	$170,296	$180,705	$229,325	$186,689	$105,009

Ratios to average net assets:[4]
Net investment income	4.96%	5.10%	4.36%	4.10%	4.19%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.81%	0.80%	0.79%	0.78%	0.84%
Interest and fees from borrowings	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	1.13%	1.46%	1.04%	1.28%	1.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.46%	1.03%	1.08%	0.80%

Portfolio turnover rate	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.27	$3.41	$3.62	$3.59	$3.63

Income (loss) from investment operations:
Net investment income[2]	.14	.13	.12	.12	.13
Net realized and unrealized gain (loss)	.15	(.15)	(.22)	.02	(.04)

Total from investment operations	.29	(.02)	(.10)	.14	.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.11)	(.11)	(.13)

Net asset value, end of period	$3.44	$3.27	$3.41	$3.62	$3.59

Total Return, at Net Asset Value[3]	9.07%	(0.50)%	(2.69)%	4.05%	2.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,870	$1,977	$2,028	$2,136	$2,517

Average net assets (in thousands)	$1,973	$1,951	$2,068	$2,276	$1,980

Ratios to average net assets:[4]
Net investment income	4.03%	4.14%	3.46%	3.34%	3.49%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.76%	1.82%	1.67%	1.68%	1.72%
Interest and fees from borrowings	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	2.08%	2.48%	1.92%	2.18%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%	2.48%	1.91%	1.89%	1.55%

Portfolio turnover rate	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended July 31,	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.19	$3.33	$3.54	$3.51	$3.56

Income (loss) from investment operations:
Net investment income[2]	.14	.13	.12	.12	.12
Net realized and unrealized gain (loss)	.15	(.15)	(.21)	.03	(.04)

Total from investment operations	.29	(.02)	(.09)	.15	.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.12)	(.12)	(.12)	(.13)

Net asset value, end of period	$3.35	$3.19	$3.33	$3.54	$3.51

Total Return, at Net Asset Value[3]	9.19%	(0.29)%	(2.59)%	4.25%	2.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,579	$60,411	$77,530	$59,029	$51,659

Average net assets (in thousands)	$65,423	$66,544	$71,291	$55,357	$39,346

Ratios to average net assets:[4]
Net investment income	4.17%	4.31%	3.58%	3.34%	3.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.60%	1.60%	1.57%	1.58%	1.63%
Interest and fees from borrowings	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	1.92%	2.26%	1.82%	2.08%	2.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.92%	2.26%	1.81%	1.86%	1.55%

Portfolio turnover rate	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Fiscal Year End. Since July 30, 2010 represents the last day during the Fund’s 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time
59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short- term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $11,387,000 as of July 30, 2010, which represents 3.98% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 30, 2010, municipal bond holdings with a value of $17,537,425 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $11,387,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
61 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
At July 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,388,000	CA Austin Trust Various States Inverse Certificates	5.911%	2/1/42	$2,508,785
3,000,000	Santa Clara County, CA Financing Authority ROLs[3]	15.540	5/15/36	3,641,640

				$6,150,425

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 50 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $9,000,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of July 30, 2010 is as follows:

Cost	$444,284
Market Value	$443,912
Market Value as a % of Net Assets	0.17%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
62 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$2,298,364	$—	$16,344,935	$6,536,757

1.	As of July 30, 2010, the Fund had $13,436,084 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 30, 2010, details of the capital loss carryforwards were as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096

Total	$13,436,084

2.	As of July 30, 2010, the Fund had $2,908,851 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2019.

3.	During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward.
63 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued

1.	Significant Accounting Policies Continued
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for July 30, 2010. Net assets of the Fund were unaffected by the reclassifications.

Increase to
Increase to	Accumulated Net
Accumulated Net	Realized Loss
Investment Income	on Investments

$147	$147
The tax character of distributions paid during the years ended July 30, 2010 and July 31, 2009 was as follows:

	Year Ended	Year Ended
	July 30, 2010	July 31, 2009

Distributions paid from:
Exempt-interest dividends	$10,534,945	$11,194,391
Ordinary income	70,003	80,530

Total	$10,604,948	$11,274,921

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$269,953,504 [1]

Gross unrealized appreciation	$3,578,302
Gross unrealized depreciation	(10,115,059)

Net unrealized depreciation	$(6,536,757)

1.	The Federal tax cost of securities does not include cost of $11,368,239, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants
64 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,103
Payments Made to Retired Trustees	2,151
Accumulated Liability as of July 30, 2010	17,649
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
65 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 30, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	19,741,040	$65,936,252	18,786,079	$58,922,256
Dividends and/or distributions reinvested	1,581,874	5,282,815	1,960,920	6,100,545
Redeemed	(13,403,714)	(44,701,300)	(40,813,443)	(126,497,145)

Net increase (decrease)	7,919,200	$26,517,767	(20,066,444)	$(61,474,344)

Class B
Sold	121,343	$413,547	237,105	$755,066
Dividends and/or distributions reinvested	14,579	49,828	15,001	47,599
Redeemed	(196,559)	(671,623)	(242,227)	(768,183)

Net increase (decrease)	(60,637)	$(208,248)	9,879	$34,482

Class C
Sold	7,140,540	$23,791,887	6,738,269	$21,032,781
Dividends and/or distributions reinvested	480,977	1,601,412	519,303	1,608,709
Redeemed	(5,487,683)	(18,255,551)	(11,594,041)	(35,632,070)

Net increase (decrease)	2,133,834	$7,137,748	(4,336,469)	$(12,990,580)

66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$63,911,201	$61,724,061
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 30, 2010, the Fund paid $88,046 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
67 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued
shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class C	$1,076,970
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor
July 30, 2010	$78,976	$2,486	$5,563	$18,246
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest
68 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.432% as of July 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 30, 2010 equal 0.27% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of July 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.432%. Details of the borrowings for the year ended July 30, 2010 are as follows:

Average Daily Loan Balance	$9,106,575
Average Daily Interest Rate	0.295%
Fees Paid	$453,963
Interest Paid	$44,736
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
6.	Pending Litigation Continued
The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
70 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Limited Term California Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 30, 2010, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 30, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
September 17, 2010
71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2009. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 30, 2010 are eligible for the corporate dividend-received deduction. 99.34% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995- December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Matthew P. Fink, Trustee (since 2005) Age: 69	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2005) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2000); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2005) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2005) Age: 58	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2008) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospitals) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board
75 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Mary Ann Tynan, Continued	of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2004) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2004) Age: 62	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Keffer and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 46	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager of the Manager (since January 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2004) Age: 38	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
76 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 37	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (June 2003- December 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President and Senior Portfolio Manager (since 2009) Age: 34	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Manager (October 2006-June 2009). Research analyst of the Manager (June 2003-September 2006) and a credit analyst of the Manager (July 2001- May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Associate Portfolio Manager (since 2008) Age: 34	Assistant Vice President of the Manager (since July 2009). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 52	Director of the Rochester Credit Analysis team (since March 2004) and a Vice President of the Manager (since November 1997); headed Rochester’s Credit Analysis team (since May 1993).

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 51	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003- March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 65 portfolios as a Trustee/Director and 96 portfolios as an Officer in the OppenheimerFunds complex.
77 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 55	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 96 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008),Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2004) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 96 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
78 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP
©2010 OppenheimerFunds, Inc. All rights reserved.
79 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
80 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
81 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $39,900 in fiscal 2010 and $39,900 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $2,895 in fiscal 2010 and $2,632 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed $285,900 in fiscal 2010 and $271,540 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, agreed upon procedures for the CP conduit and professional services for the capital accumulation plan, FIN 45 and FAS 157.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $8,526 in fiscal 2010 and $7,224 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.
The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.
Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2) 100%
(f)	Not applicable as less than 50%.
(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $297,321 in fiscal 2010 and $281,396 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.
(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.

a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 09/13/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 09/13/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 09/13/2010